As filed with the Securities and Exchange Commission on August 26, 2009
                                    Investment Company Act File Number 811-8312


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                                Daily Income Fund
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENTS OF NET ASSETS
JUNE 30, 2009
(UNAUDITED)
================================================================================

      Face                                                                              Maturity    Current          Value
     Amount                                                                              Date     Coupon (1)      (Note 1)
    --------                                                                             ----     ----------      --------
Commercial Paper (9.05%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Canadian Imperial Bank of Commerce                                      09/09/09      0.35%    $   24,982,986
    75,000,000  Lloyd's Bank PLC                                                        09/22/09      0.60         74,896,250
    40,000,000  Standard Chartered Bank PLC                                             08/05/09      0.95         39,963,056
   100,000,000  Standard Chartered Bank PLC                                             07/08/09      0.85         99,983,472
    75,000,000  Standard Chartered Bank PLC                                             07/20/09      1.15         74,954,479
   100,000,000  Swedbank AB                                                             02/11/10      0.75         99,531,250
--------------                                                                                                 --------------
   415,000,000  Total Commercial Paper                                                                            414,311,493
--------------                                                                                                 --------------
Eurodollar Certificates of Deposit (15.10%)
------------------------------------------------------------------------------------------------------------------------------------
$  150,000,000  Bayerische Hypo-Und Vereinsbank                                         07/20/09      0.47%    $  150,000,792
    41,500,000  Calyon                                                                  07/23/09      0.90         41,501,264
   200,000,000  Credit Industriel et Commercial                                         07/27/09      0.39        200,001,443
   125,000,000  KBC Bank                                                                07/08/09      1.04        125,000,243
   175,000,000  Societe Generale                                                        10/01/09      0.38        175,004,468
--------------                                                                                                 --------------
   691,500,000  Total Eurodollar Certificates of Deposit                                                          691,508,210
--------------                                                                                                 --------------
Floating Rate Securities (0.98%)
------------------------------------------------------------------------------------------------------------------------------------
$   45,000,000  Procter & Gamble International                                          05/07/10      1.00%    $   45,000,000
--------------                                                                                                 --------------
    45,000,000  Total Floating Rate Securities                                                                     45,000,000
--------------                                                                                                 --------------
Letter of Credit Commercial Paper (5.18%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  ICICI Bank
                LOC Bank of America, N.A.                                               08/20/09      0.95%    $   99,868,055
    20,700,000  ICICI Bank
                LOC Bank of America, N.A.                                               09/30/09      1.00         20,647,675
    30,000,000  ICICI Bank
                LOC Bank of America, N.A.                                               07/20/09      1.30         29,979,417
    27,900,000  Medical Building Funding IX, L.L.C.
                LOC KBC Bank N.V. / Bank of Nova Scotia                                 07/06/09      2.00         27,900,000
    58,700,000  Vermont EDA Economic Development Capitalization Program - Series A
                LOC Calyon                                                              07/16/09      0.50         58,700,000
--------------                                                                                                 --------------
   237,300,000  Total Letter of Credit Commercial Paper                                                           237,095,147
--------------                                                                                                 --------------
Loan Participations (5.79%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent
                LOC U. S. Government                                                    07/28/09      1.15%    $   30,000,000
    75,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent
                LOC U. S. Government                                                    08/25/09      1.05         75,000,000
    60,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent
                LOC U. S. Government                                                    08/27/09      1.05         60,000,000
    50,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent
                LOC U. S. Government                                                    09/08/09      1.16         50,000,000
    50,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent
                LOC U. S. Government                                                    09/10/09      1.16         50,000,000
--------------                                                                                                 --------------
   265,000,000  Total Loan Participation                                                                          265,000,000
--------------                                                                                                 --------------
Repurchase Agreement (3.28%)
------------------------------------------------------------------------------------------------------------------------------------
$  150,000,000  Annaly Mortgage Management, purchased on 06/30/09, repurchase proceeds at maturity $150,001,208 (Collateralized by $263,504,591
                FNMA, 0.85% to 6.00%, due 07/15/24 to 05/15/36, value $157,500,000)     07/01/09      0.29%    $  150,000,000
--------------                                                                                                 --------------
   150,000,000  Total Repurchase Agreement                                                                        150,000,000
--------------                                                                                                 --------------
Time Deposit (6.88%)
------------------------------------------------------------------------------------------------------------------------------------
$  230,000,000  BNP Paribas                                                             07/01/09      0.22%    $  230,000,000
    85,000,000  National Bank of Canada                                                 07/01/09      0.15         85,000,000
--------------                                                                                                 --------------
   315,000,000  Total Time Deposit                                                                                315,000,000
--------------                                                                                                 --------------
Variable Rate Demand Instruments (4.32%) ((1))
------------------------------------------------------------------------------------------------------------------------------------
$    4,005,000  A&M Associates Project - Series 2002
                LOC U.S. Bank, N.A.                                                     12/01/34      1.61%    $    4,005,000
     1,678,000  Aztec Properties, LLC
                LOC U.S. Bank, N.A.                                                     08/01/20      2.75          1,678,000
     1,030,000  Bank of Kentucky Building, LLC - Series 1999
                LOC U.S. Bank, N.A.                                                     12/01/19      2.75          1,030,000
     1,400,000  Burke County, GA Development Authority IDRB
                (Lichtenberg Holdings II, LLC Project) - Series 2002
                LOC JPMorgan Chase Bank, N.A.                                           01/01/13      1.00          1,400,000
       315,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997 D
                LOC JPMorgan Chase Bank, N.A.                                           07/02/18      0.72            315,000
       935,000  Central Michigan Inns, LLC (Pohlcat Inc) - Series 2000A
                LOC Wachovia Bank, N.A.                                                 04/01/30      1.00            935,000
     3,800,000  Charles K. Blandin Foundation - Series 2004 (2)
                LOC Wells Fargo Bank, N.A.                                              05/01/19      0.65          3,800,000
     2,325,000  Cinnamon Properties, Inc.
                LOC U.S. Bank, N.A.                                                     04/01/20      2.75          2,325,000
     1,540,000  Cirrus Development Ltd. - Series 1999
                LOC U.S. Bank, N.A.                                                     05/01/14      2.75          1,540,000
     1,855,000  CMW Real Estate, LLC - Series 2000
                LOC U.S. Bank, N.A.                                                     06/01/20      1.31          1,855,000
     2,770,000  Columbus, GA Development Authority RB
                (Columbus Economic Development Corporation/
                Bricken Financial Project) - Series 2006
                LOC Wachovia Bank, N.A.                                                 02/01/26      1.00          2,770,000
     8,250,000  D.G.Y. Real Estate LP - Series 2000A
                LOC PNC Bank, N.A.                                                      05/01/20      1.70          8,250,000
    12,405,000  Delos, LLC - Series 2007A
                LOC Banco Santander                                                     03/01/37      0.75         12,405,000
     1,655,000  Delta Capital LLC - Series 1996B
                LOC JPMorgan Chase Bank, N.A.                                           10/01/26      1.50          1,655,000
     1,730,000  Devin F. & Janis L. McCarthy - Series 1997
                LOC U.S. Bank, N.A.                                                     07/01/17      2.75          1,730,000
     2,460,000  Eckert Seamans Cherin & Mellott, LLC - Series 2000
                LOC PNC Bank, N.A.                                                      01/01/15      1.04          2,460,000
     6,285,000  El Dorado Enterprises of Miami, Inc. - Series 2000
                LOC Wachovia Bank, N.A.                                                 06/01/20      0.60          6,285,000
     2,060,000  Erie County, NY IDA RB
                (Niagara-Maryland LLC Project) - Series 2003
                LOC Manufacturers and Traders Trust Co.                                 06/01/23      3.00          2,060,000
     4,365,429  Federal Home Loan Mortgage Corporation
                Class A Certificates - Series M006                                      10/15/45      1.60          4,365,429
     1,225,000  Goson Project - Series 1997
                Guaranteed by Federal Home Loan Bank                                    11/01/17      2.46          1,225,000
       375,000  Graves Lumber Co. Project - Series 2000
                Guaranteed by Federal Home Loan Bank of Cincinnati                      11/01/10      2.40            375,000
     3,060,000  Healtheum, LLC - Series 2004
                LOC Wells Fargo Bank, N.A.                                              11/01/29      1.00          3,060,000
     1,550,000  HFA of Lee County, FL MHRB
                (University Club Apartments) - Series 2002B
                Guaranteed by Federal National Mortgage Association                     05/15/35      1.00          1,550,000
     3,950,000  Jeff Wyler Automotive Family, Inc.
                LOC U.S. Bank, N.A.                                                     01/02/26      2.75          3,950,000
     2,275,000  Kenwood County Club, Incorporated - Series 2005
                LOC U.S. Bank, N.A.                                                     12/01/15      2.75          2,275,000
       700,000  Kit Carson County, CO Agricultural Development RB
                (Midwest Farms, LLC) - Series 1997
                LOC Wells Fargo Bank, N.A.                                              06/01/27      0.70            700,000
     3,405,000  Kool Capital, LLC
                LOC Bank of America, N.A.                                               04/01/29      1.00          3,405,000
     1,800,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                              07/01/33      0.60          1,800,000
       435,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
                LOC U.S. Bank, N.A.                                                     09/01/17      2.75            435,000
       900,000  LRC Meadows Investor LLC
                LOC JPMorgan Chase Bank, N.A.                                           12/01/34      1.20            900,000
     3,280,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) - Series 1999B
                LOC Wachovia Bank, N.A.                                                 07/01/29      0.45          3,280,000
     5,785,000  M-B Companies, Inc. - Series 2008
                LOC US Bank, N.A.                                                       03/01/48      0.85          5,785,000
       865,000  Milwaukee, WI (Historic Third Ward Parking Project)
                LOC Northern Trust Bank                                                 09/01/28      1.50            865,000
     2,500,000  Mississippi Business Finance Corporation IDRB
                (Attala Steel Industries, LLC Project) - Series 2005
                Guaranteed by Federal Home Loan Bank of Dallas                          07/01/20      1.00          2,500,000
     4,300,000  Mississippi Business Finance Corporation IDRB
                (Pottery Barn Inc. Project) - Series 2004
                LOC Bank of America, N.A.                                               06/01/24      1.31          4,300,000
     6,160,000  Montgomery County, PA MHRB
                (Brookside Manor Apartments) - Series 2001A
                Collateralized by Federal National Mortgage Association                 08/15/31      1.00          6,160,000
     2,710,000  Mount Ontario Holdings LLC - Series 2001 (2)
                LOC U.S. Bank, N.A.                                                     04/01/21      0.65          2,710,000
     3,745,000  New Hampshire Health & Educational Facility Authority RB
                (Weeks Medical Center Issue) - Series 2005B
                LOC Allied Irish Bank PLC                                               07/01/35      2.66          3,745,000
       300,000  New York State HFA RB (345 East 94th Street)
                Guaranteed by Federal Home Loan Mortgage Corporation                    11/01/30      0.65            300,000
     1,580,000  NPI Capital, LLC - Series 1999A
                LOC Bank of America, N.A.                                               07/01/29      1.50          1,580,000
     6,900,000  Olathe, KS IDRB (Diamant Board Project) - Series 1997B
                LOC Svenska Handelsbanken                                               03/01/27      1.50          6,900,000
       920,000  Oswego County, NY IDA Facilities
                (OH Properties, Inc Project - B)
                LOC Manufacturers & Traders Trust Company                               06/01/24      1.54            920,000
     1,845,000  Parisi Investment, LP & Supply Co. - Series 1998
                LOC U.S. Bank, N.A.                                                     05/01/18      2.75          1,845,000
     1,300,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                                      05/01/21      0.89          1,300,000
        25,000  Pomegranate Development Ltd - Series 2006
                LOC Key Bank, N.A.                                                      12/01/27      3.75             25,000
     8,880,000  Rural Electric Cooperative Grantor Trust Certificates
                (Kansas Electric Power Cooperative, Inc.) - Series 1997
                LOC U.S. Government                                                     12/18/17      1.80          8,880,000
       920,000  S & S Partnership (Model Graphics) - Series 1999
                LOC U.S. Bank, N.A.                                                     09/01/19      2.75            920,000
     1,180,000  Sand Run Nursery & Preserve LLC - Series 2004
                LOC U.S. Bank, N.A.                                                     03/01/24      2.75          1,180,000
    11,315,000  Southwestern Group Limited - Series 2001
                LOC U.S. Bank, N.A.                                                     07/01/21      2.75         11,315,000
    10,155,000  St. Johns County IDA First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Bank PLC                                               08/01/34      3.00         10,155,000
     9,660,000  Stonegate-Partners I, LLC (Stonegate Partners Project) - Series 2002
                LOC U.S. Bank, N.A.                                                     06/01/34      1.61          9,660,000
     1,115,000  The Wilmington Iron & Metal Company, Inc. - Series 1999
                LOC JPMorgan Chase Bank, N.A.                                           08/01/14      2.75          1,115,000
     6,320,000  Three Reading LP
                LOC Federal Home Loan Bank of Pittsburg                                 06/01/24      0.49          6,320,000
     3,355,000  Tom Richards, Inc. (Team Land, LLC / Team Industries)
                Guaranteed by Federal Home Loan Bank of Cincinnati                      12/01/16      2.25          3,355,000
     1,240,000  Trendway Corporation - Series 1996
                LOC Bank of America, N.A.                                               12/01/26      1.50          1,240,000
     5,265,000  Triple Crown Investments, LLC - Series 2004
                LOC Federal Home Loan Bank of Dallas                                    08/01/25      0.75          5,265,000
     3,038,000  Washington State HFC Non-Profit Housing RB
                (Rockwood Program) - Series B (2)
                LOC Wells Fargo Bank, N.A.                                              01/01/30      0.65          3,038,000
     8,400,000  Wellstone Mills LLC - Series 2004A
                LOC PNC Bank, N.A.                                                      12/15/24      1.04          8,400,000
     1,550,000  Westchester County, NY IDA RB
                (B.W.P. Distributors Inc.) - Series 1997
                LOC Wachovia Bank, N.A.                                                 10/01/28      1.00          1,550,000
       360,000  Westchester Presbyterian Church
                LOC U.S. Bank, N.A.                                                     09/01/13      2.75            360,000
     1,614,342  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                Guaranteed by General Electric Company                                  01/01/11      7.81          1,614,342
       785,000  Windsor Medical Center, Inc. - Series 1997
                LOC Federal Home Loan Bank                                              12/03/18      2.25            785,000
--------------                                                                                                 --------------
   197,905,771  Total Variable Rate Demand Instruments                                                            197,905,771
--------------                                                                                                 --------------
Yankee Certificates of Deposit (49.47%)
------------------------------------------------------------------------------------------------------------------------------------
$  200,000,000  Allied Irish Bank                                                       07/27/09      0.54%    $  200,001,444
   114,800,000  Australia and New Zeland Banking Group                                  09/16/09      0.32        114,802,447
    21,800,000  Banco Bilbao de Vizcaya Argentaria                                      07/22/09      0.30         21,807,107
   125,000,000  Banco Bilbao de Vizcaya Argentaria                                      09/11/09      0.34        125,002,498
   200,000,000  Barclays Bank PLC                                                       09/14/09      0.82        200,000,000
   100,000,000  Calyon North America, Inc.                                              08/03/09      0.32        100,034,795
   148,000,000  Commomwealth Bank of Australia                                          08/28/09      0.32        148,004,760
   125,000,000  Dexia Credit Local de France                                            08/28/09      0.90        125,002,009
    85,000,000  Dexia Credit Local de France                                            07/15/09      1.29         85,000,330
    84,800,000  Kreditbank                                                              08/17/09      0.64         84,801,106
   123,700,000  Landesbank Hessen Thueringen Giroze                                     08/10/09      0.40        123,701,373
   100,000,000  Landesbank Hessen Thueringen Giroze                                     07/15/09      1.29        100,000,388
    37,000,000  Lloyd's Bank PLC                                                        09/04/09      0.58         37,001,330
   100,000,000  Lloyd's Bank PLC                                                        09/09/09      0.58        100,003,874
   198,700,000  Rabobank Nederland                                                      09/09/09      0.35        198,700,000
   100,000,000  Royal Bank of Canada                                                    08/26/09      0.27        100,000,000
   199,200,000  Skandinav Enskilda Banken, NY                                           07/13/09      0.96        199,200,663
   202,200,000  Svenska Handelsbanken, NY                                               08/13/09      0.45        202,201,206
--------------                                                                                                 --------------
 2,265,200,000  Total Yankee Certificates of Deposit                                                            2,265,265,330
--------------                                                                                                 --------------
                Total Investments (100.05%) (Cost $4,581,085,951*)                                              4,581,085,951
                Liabilities in excess of cash and other assets (-0.05%)                                           (2,287,413)
                                                                                                               --------------
                Net Assets (100.00%)                                                                           $4,578,798,538
                                                                                                               ==============
                Advantage Shares,              1,649,362,754 shares outstanding                                $         1.00
                                                                                                               ==============
                Institutional Class,             356,684,787 shares outstanding                                $         1.00
                                                                                                               ==============
                Institutional Service Shares,    199,630,617 shares outstanding                                $         1.00
                                                                                                               ==============
                Retail Class,                  1,234,228,486 shares outstanding                                $         1.00
                                                                                                               ==============
                Short Term Income Shares,        292,009,231 shares outstanding                                $         1.00
                                                                                                               ==============
                Pinnacle,                        191,287,193 shares outstanding                                $         1.00
                                                                                                               ==============
                Investor,                        348,810,640 shares outstanding                                $         1.00
                                                                                                               ==============
                Option Xpress Class,             308,570,752 shares outstanding                                $         1.00
                                                                                                               ==============

*Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.


FOOTNOTES:

1) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

2) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily. The rate shown is the rate in effect at the date of this statement.

KEY:
      EDA       =   Economic Development Authority               IDA       =    Industrial Development Authority
      EDFA      =   Economic Development Finance Authority       IDRB      =    Industrial Development Revenue Bond
      FNMA      =   Federal National Mortgage Association        LOC       =    Letter of Credit
      HFA       =   Housing Finance Authority                    MHRB      =    Multi-Family Housing Revenue Bond
      HFC       =   Housing Finance Commission                   RB        =    Revenue Bond

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENTS OF NET ASSETS
JUNE 30, 2009
(UNAUDITED)
================================================================================

      Face                                                                            Maturity                    Value
     Amount                                                                             Date       Yield         (Note 1)
   ---------                                                                            ----     ----------      --------

Repurchase Agreements (43.90%)
------------------------------------------------------------------------------------------------------------------------------------
$  115,000,000  Bank of America Securities, LLC, purchased on 06/30/09, repurchase proceeds at maturity $115,000,160 (Collateralized by $420,970,601,GNMA,
                5.680% to 6.434%, due 02/20/35 to 06/20/39, value $117,300,001)         07/01/09      0.05%    $  115,000,000
   165,000,000  Goldman Sachs, purchased on 06/30/09, repurchase proceeds at maturity $165,000,046 (Collateralized by $5,173,218,253, GNMA
                0.000% to 7.434%, due 02/15/26 to 07/16/40, value $168,300,001)         07/01/09      0.01        165,000,000
   255,000,000  JPMorgan Chase, purchased on 06/30/09, repurchase proceeds at maturity $255,000,638 (Collateralized by $366,364,622, GNMA
                3.500% to 9.500%, due 01/15/10 to 09/15/50, value $260,103,586)         07/01/09      0.09        255,000,000
--------------                                                                                                 --------------
   535,000,000  Total Repurchase Agreements                                                                       535,000,000
--------------                                                                                                 --------------
Floating Rate Securities (3.69%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Bank of America Corporation
                Guaranteed by FDIC                                                      07/31/09      0.77%    $   19,987,167
    25,000,000  Bank of America, N.A.
                Guaranteed by FDIC                                                      02/05/10      0.97         25,000,000
--------------                                                                                                 --------------
    45,000,000  Total Floating Rate Securities                                                                     44,987,167
--------------                                                                                                 --------------
U.S. Government Obligations (52.91%)
------------------------------------------------------------------------------------------------------------------------------------
$   50,000,000  U.S. Treasury Bill                                                      07/16/09      0.29%    $   49,993,959
    50,000,000  U.S. Treasury Bill                                                      08/20/09      0.51         49,965,278
   325,000,000  U.S. Treasury Bill                                                      07/02/09      0.09        324,999,215
    25,000,000  U.S. Treasury Bill                                                      06/03/10      0.50         24,882,986
    60,000,000  U.S. Treasury Bill                                                      11/19/09      0.58         59,866,050
   100,000,000  U.S. Treasury Bill                                                      11/19/09      0.28         99,890,333
    35,000,000  U.S. Treasury Note, 4.86%                                               08/15/09      2.24         35,111,616
--------------                                                                                                 --------------
   645,000,000  Total U.S. Government Obligations                                                                 644,709,437
--------------                                                                                                 --------------
                Total Investments (100.50%) (Cost $1,224,696,604*)                                              1,224,696,604
                Liabilities in excess of cash and other assets (-0.50%)                                            (6,088,760)
                                                                                                               --------------
                Net Assets (100.00%)                                                                           $1,218,607,844
                                                                                                               ==============
                Net Asset Value, offering and redemption price per share:
                Retail Shares,                 10,274,784   shares outstanding                                 $         1.00
                                                                                                               ==============
                Pinnacle Shares,               67,421,831   shares outstanding                                 $         1.00
                                                                                                               ==============
                Investor Class,               190,952,407   shares outstanding                                 $         1.00
                                                                                                               ==============
                Institutional Service Class,  194,284,268   shares outstanding                                 $         1.00
                                                                                                               ==============
                Institutional Class,          565,733,139   shares outstanding                                 $         1.00
                                                                                                               ==============
                Short Term Income Shares,     189,920,063   shares outstanding                                 $         1.00
                                                                                                               ==============

*Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

KEY:
      GNMA      =   Government National Mortgage Association     FDIC       =   Federal Deposit Insurance Corporation

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009
(UNAUDITED)
================================================================================


      Face                                                                      Maturity     Current          Value
     Amount                                                                       Date      Coupon (1)      (Note 1)
    --------                                                                      ----      ----------      --------
Floating Rate Securities (16.88%)
------------------------------------------------------------------------------------------------------------------------------------
$   24,000,000  Bank of America Libor Floater
                Guaranteed by FDIC                                               02/05/10       0.97%    $   24,000,000
    25,000,000  Federal Agricultural Mortgage Corporation                        03/09/10       0.77         25,000,000
    40,000,000  Federal Agricultural Mortgage Corporation                        04/19/10       0.66         40,000,000
    40,000,000  Federal Farm Credit Bank                                         11/06/09       1.70         40,000,000
    15,000,000  Federal Farm Credit Bank                                         04/23/10       0.41         14,997,326
    25,000,000  Federal Home Loan Bank                                           02/19/10       0.81         25,000,000
    50,000,000  Federal Home Loan Bank                                           03/05/10       0.82         50,000,000
--------------                                                                                           --------------
   219,000,000  Total Floating Rate Securities                                                              218,997,326
--------------                                                                                           --------------
Loan Participations (4.62%)
------------------------------------------------------------------------------------------------------------------------------------
$   45,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent
                LOC US Government                                                07/21/09       1.25%    $   45,000,000
    15,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent
                LOC US Government                                                08/27/09       1.05         15,000,000
--------------                                                                                            -------------
    60,000,000  Total Loan Participations                                                                    60,000,000
--------------                                                                                            -------------
Repurchase Agreements (21.97%)
------------------------------------------------------------------------------------------------------------------------------------
$  250,000,000  Bank of America Securities, LLC, purchased on 6/30/09, repurchase proceeds at maturity $ 250,000,347 (Collateralized by $288,309,432
                GNMA, 4.00% to 6.00%, due 9/20/38 to 06/20/39 Value $255,000,001)07/01/09       0.05%    $  250,000,000
    35,000,000  UBS Securities, LLC, purchased on 6/30/09, repurchase proceeds at maturity $35,000,068 (Collateralized by $43,301,000, RFIN, 0.00%,
                due 01/15/15 to 07/15/15, value $35,700,260)                     07/01/09       0.07         35,000,000
--------------                                                                                           --------------
   285,000,000  Total Repurchase Agreements                                                                 285,000,000
--------------                                                                                           --------------
U.S. Government Agency Discount Notes (44.09%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Federal Home Loan Bank                                           07/01/09       0.11%    $  100,000,000
   250,000,000  Federal Home Loan Bank                                           07/07/09       0.10        249,995,833
    35,000,000  Federal Home Loan Bank                                           11/13/09       0.30         34,960,625
    40,000,000  Federal Home Loan Bank                                           01/04/10       0.87         39,823,389
    50,000,000  Federal Home Loan Bank                                           01/22/10       0.41         50,000,000
    10,000,000  Federal Home Loan Bank                                           02/09/10       1.02          9,938,055
     2,275,000  Federal Home Loan Bank                                           02/23/10       1.11          2,274,089
    35,000,000  Federal Home Loan Bank                                           06/18/10       0.60         34,987,477
    50,000,000  Federal Home Loan Mortgage Corporation                           08/10/09       0.17         49,990,833
--------------                                                                                           --------------
   572,275,000  Total U.S. Government Agency Discount Notes                                                 571,970,301
--------------                                                                                           --------------
U.S. Government Agency Medium Term Notes (12.95%)
------------------------------------------------------------------------------------------------------------------------------------
$   14,460,000  Federal Agricultural Mortgage Corporation                        12/30/09       0.93 %   $   14,465,064
    23,600,000  Federal Farm Credit Bank                                         08/25/09       2.85         23,600,000
    25,000,000  Federal Home Loan Bank                                           07/17/09       3.04         25,000,000
    25,000,000  Federal Home Loan Bank                                           08/04/09       1.69         25,020,103
    25,000,000  Federal Home Loan Bank                                           02/03/10       0.73         25,001,490
    20,000,000  Federal Home Loan Bank                                           02/26/10       1.10         19,988,954
    25,000,000  Federal Home Loan Bank                                           03/05/10       1.10         24,989,545
    10,000,000  Federal Home Loan Bank                                           03/11/10       1.10         10,000,000
--------------                                                                                           --------------
   168,060,000  Total U.S. Government Agency Medium Term Notes                                              168,065,156
--------------                                                                                           --------------
                Total Investments (100.51%)(cost $1,304,032,783*)                                         1,304,032,783
                Liabilities in excess of cash and other assets (-0.51%)                                      (6,655,772)
                                                                                                         --------------
                Net Assets (100.00%)                                                                     $1,297,377,011
                                                                                                         ==============
                Advantage Shares,           991,642,073  shares outstanding                              $         1.00
                                                                                                         ==============
                Retail Class,               181,134,942  shares outstanding                              $         1.00
                                                                                                         ==============
                Institutional Service Class,    301,984  shares outstanding                              $         1.00
                                                                                                         ==============
                Institutional Class,        124,415,995  shares outstanding                              $         1.00
                                                                                                         ==============

*Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

KEY:
GNMA      =    Government National Mortgage Association
LOC       =    Letter of Credit
RFIN      =    Resolution Funding Corporation Strip Interest
FDIC      =    Federal Deposit Insurance Corporation

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)   (Note 1)    Moody's  & Poor's
---------                                                                         ----   ----------   --------    -------  --------
Put Bonds (2) (1.88%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Northside Independent School District (A Political Subdivision of the
              State of Texas Located Primarily in Bexar County, Texas)
              Unlimited Tax School  Building Bonds, Series 2007A (4)
              LOC Texas Permanent School Fund                                   06/01/10     1.20%  $  5,000,000
   2,510,000  Puerto Rico Industrial, Medical & Environmental
              Pollution Control Facilities Financing Authority
              (Abbott Laboratories Project) - Series 1983A                      03/01/10     2.00      2,510,000     P-1     A-1+
------------                                                                                       -------------
   7,510,000  Total Put Bonds                                                                          7,510,000
------------                                                                                       -------------
Tax Exempt Commercial Paper (7.67%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,700,000  City of San Antonio, TX Water System - Series A                   07/28/09     0.35%   $ 3,700,000     P-1     A-1+
   1,000,000  City of St. Louis, MO Airport RN
              (Lambert - St. Louis International Airport) 2004 Program
              LOC JPMorgan Chase Bank, N.A.                                     07/28/09     0.65      1,000,000     P-1     A-1+
   2,000,000  Hillsborough County Aviation Authority
              Airport Facilities Series B
              LOC Landesbank Baden - Wurttemberg                                07/08/09     0.70      2,000,000     P-1     A-1+
   8,000,000  New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (3)
              LOC BNP Paribas                                                   08/05/09     0.30      8,000,000   VMIG-1    A-1+
   6,008,000  Miami - Dade County, FL Aviation Notes
              (Miami International Airport) - Series B
              LOC Dexia Credit Local de France/ Banque Nationale de Paris       07/06/09     1.60      6,008,000     P-1     A-1+
   5,000,000  Pendleton County, KY Municipal Multi-County Lease RB
              (Kentucky Association of Counties Leasing Trust Program)
              LOC JPMorgan Chase Bank, N.A.                                     08/13/09     0.45      5,000,000     P-1     A-1+
   5,000,000  Regents of the University of Michigan RB - Series 2009B           07/06/09     0.30      5,000,000     P-1     A-1+
------------                                                                                       -------------
  30,708,000  Total Tax-Exempt Commercial Paper                                                       30,708,000
------------                                                                                       -------------
Tax Exempt General Obligation Notes & Bonds (14.25%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  Commonwealth of Puerto Rico TRAN - Series 2009A
              Subseries  2009A4
              LOC KBC Bank, N.A.                                                07/30/09     2.39%  $  1,501,002    MIG-1    SP-1+
   2,385,000  Concord Metropolitan District, Douglas County, CO
              GO Refunding & Improvement Bonds - Series 2004
              LOC Wells Fargo Bank, N.A.                                        12/01/09     2.00      2,385,000             A-1+
   2,000,000  Cooperstown Central School District, Otsego County,
              NY BAN (4)                                                        07/31/09     2.05      2,001,126
   9,800,000  D.C. Everest Area School District, WI TRAN                        09/09/09     2.20      9,807,775             A-1
   5,000,000  Elkhorn Area School District, WI TRAN  (4)                        08/21/09     2.15      5,002,393
   1,390,000  Fairfield County Airport Improvement, OH  BAN  (3) (4)            01/20/10     2.40      1,395,279
   1,500,000  Lake Mills Area School District , WI TRAN  (4)                    09/04/09     2.25      1,500,651
   7,200,000  Middleton-Cross Plains Area School District, WI TRAN (4)          09/18/09     2.50      7,203,792
   1,740,000  Plymouth Joint School District, WI TRAN (4)                       09/30/09     2.40      1,742,538
   1,850,000  Ripon Area School District, WI TRAN  (4)                          09/30/09     4.00      1,850,709
   1,500,000  School District of Altoona, WI TRAN  (4)                          10/30/09     4.00      1,500,477
   1,750,000  School District of Bloomer, WI TRAN (4)                           09/29/09     2.20      1,751,263
     900,000  School District of Cadott Community, WI TRAN (4)                  09/30/09     2.35        900,327
   1,290,000  School District of Glenwood City, WI TRAN (4)                     09/23/09     2.35      1,290,581
   5,400,000  School District of Grafton, WI TRAN  (4)                          10/14/09     2.70      5,404,527
   1,000,000  School District of Green Lake, WI TRAN  (4)                       10/02/09     3.00      1,000,618
   1,775,000  School District of New Lisbon, WI TRAN (4)                        10/15/09     2.29      1,775,551
   1,150,000  School District of Prentice, WI TRAN (4)                          09/17/09     2.20      1,150,721
   2,600,000  School District of Three Lakes, WI TRAN (4)                       08/20/09     2.24      2,600,384
   1,800,000  Valders Area School District, Manitowac County, WI TRAN (4)       09/25/09     2.80      1,800,823
   3,500,000  Waunakee Community School District TRAN (4)                       10/19/09     4.00      3,502,534
------------                                                                                       -------------
  57,030,000  Total Tax Exempt General Obligation Notes & Bonds                                       57,068,071
------------                                                                                       -------------
Variable Rate Demand Instruments ((5)) (76.80%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  Adams County, PA IDA IDRB (Say Plastics, Inc. Project)
              - Series 2007A
              LOC Wachovia Bank, N.A.                                           08/01/32     0.62%  $  2,000,000     P-1     A-1+
   6,400,000  BB & T Municipal Trust Floater Certificates - Series 5000 DLL
              LOC Rabobank Nederland, N.A.                                      10/01/28     0.44      6,300,000   VMIG-1
     475,000  Beaver County, PA IDA PCRB
              (First Energy Generation Corp.) - Series 2006B
              LOC Royal Bank of Scotland, N.A.                                  12/01/41     0.35        475,000   VMIG-1    A-1+
     750,000  Broward County, FL HFA
              (Sailboat Bend Artist Lofts Project) - Series 2006  (3)
              LOC Citibank, N.A.                                                04/15/38     0.40        750,000             A-1+
   1,860,000  Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB
              (Delta Equine Center LLC Project) - Series 2007 (3) (4)
              LOC Branch Banking And Trust Company                              01/01/32     0.29      1,860,000
   4,355,000  Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine
              Neches, TX HFC Single Family Mortgage RB Series 2006 (3)
              Guaranteed by Government National Mortgage Association/
              Federal National Mortgage Association/Federal Home
              Loan Mortgage Corporation                                         12/01/39     0.43      4,355,000   VMIG-1
   2,315,000  Citigroup Global Markets ROCs Trust II-R Series 12288
              (State of Florida, Full Faith and Credit, State Board of Education,
              Public Education Capital Outlay Bonds)- Series  2003B             06/01/33     0.45      2,315,000             A-1+
   3,720,000  City of Bardstown, KY Industrial Building RB  (3) (4)
              LOC U.S. Bank, N.A.                                               10/01/19     1.80      3,720,000
     400,000  City of Cohasset, MN RB
              (Minnesota Power & Light Company Project) - Series 1997A
              LOC La Salle National Bank, N.A.                                  06/01/20     0.40        400,000             A-1+
   1,285,000  City of Demopolis, AL Industrial Development Board Gulf
              Opportunity Zone Bonds (Jackson Paper Company, Inc. Project)
              LOC Compass Bank                                                  08/01/22     0.59      1,285,000     P-1     A-1
   1,500,000  City of Galesburg, IL RB
              (Knox College Project) - Series 1999
              LOC La Salle National Bank, N.A.                                  07/01/24     0.33      1,500,000             A-1+
   2,600,000  City of Irvine, CA (Assessment District No. 05-21 Limited
              Obligation Improvement Bonds) - Series A
              LOC Bank of New York / California State Teachers'
              Retirement System                                                 09/02/31     0.25      2,600,000   VMIG-1
   5,135,000  City of Milwaukee, WI IDRB
              (Midwest Express Airlines, Inc. Project) - Series 1998 (3) (4)
              LOC U.S. Bank, N.A.                                               08/01/30     0.76      5,135,000
   3,800,000  City of Mobile, AL Industrial Development Board RB (3)
              (Alabama Power Company Barry Plant Project) Series 2001-B         09/01/31     0.41      3,800,000   VMIG-1
   6,875,000  City of New York GO Fiscal 1995 F-3
              LOC JPMorgan Chase Bank, N.A.                                     02/15/13     0.23      6,875,000   VMIG-1    A-1+
   1,500,000  City of New York GO Fiscal 2006 Series I-8
              LOC Bank of America, N.A.                                         04/01/36     0.27      1,500,000   VMIG-1    A-1+
   1,000,000  Collier County, FL HFA Health Facility RB
              (The Moorings, Incorporated Project) - Series 2000
              LOC Wachovia Bank, N.A.                                           12/01/24     0.28      1,000,000             A-1+
   1,000,000  Collier County, FL IDA RB
              (Allete, Inc. Project) - Series 2006 (3)
              LOC Wells Fargo Bank, N.A.                                        10/01/25     0.37      1,000,000             A-1+
   3,690,000  Colorado HFA Multifamily Housing RRB
              (Coventry Village Project) - 1996 Series B
              Collaterized by Federal National Mortgage Association             10/15/16     0.27      3,690,000             A-1+
   2,375,000  Colorado HFA Multifamily Housing RRB
              (Diamondhead Project) - 1996 Series I
              Collaterized by Federal National Mortgage Association             10/15/16     0.27      2,375,000             A-1+
   3,000,000  Colorado HFA Solid Waste Disposal RB
              (Waste Management, Inc. Project) - Series 2003 (3)
              LOC Wachovia Bank, N.A.                                           08/01/38     0.50      3,000,000             A-1+
   4,640,000  Community Development Authority of the City of South
              Milwaukee, WI MHRB
              (Marquette Manor, LLC Project) - Series 2001  (3) (4)
              LOC PNC Bank, N.A.                                                01/01/31     1.03      4,640,000
   5,260,000  Community Development Authority of the Village
              of Brown Deer, WI MHRB
              (Brown Deer Senior Housing, LLC Project) - Series 1999  (3) (4)
              LOC PNC Bank, N.A.                                                10/01/34     1.03      5,260,000
   2,000,000  Connecticut Development Authority RB
              (Pierce Memorial Baptist Home, Inc. Project -1999 Refunding Series)
              LOC La Salle National Bank, N.A.                                  10/01/28     0.18      2,000,000             A-1+
   1,645,000  County of Prince William, VA IDA IDRB
              (Mediatech, Inc. Project) - Series 2007 (3)
              LOC Branch Banking And Trust Company                              11/01/32     0.39      1,645,000   VMIG-1
   3,000,000  Essex County, NJ Improvement Authority
              (Pooled Governmental Loan Program Bonds 1986)
              LOC Wachovia Bank, N.A.                                           07/01/26     0.23      3,000,000   VMIG-1
   5,000,000  Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating
              to the IDA of the City of Chandler, AZ IDRB, Series 2007
              (Intel Corporation Project) (3) (4)
              LOC Deutsche Bank, A.G.                                           12/01/37     0.31      5,000,000
   3,200,000  Development Authority of Appling County, GA PCRB  (3)
              (Georgia Power Company Plant Hatch Project)
              - Second Series 2001                                              12/01/18     0.40      3,200,000   VMIG-1
   1,900,000  Development Authority of Carroll County, GA RB
              (Royal Metal Products, Inc Project) -  Series 2007 (3)
              LOC Branch Bank & Trust Company                                   01/01/27     0.39      1,900,000   VMIG-1
  11,030,000  Development Authority of Columbus, GA MHRB
              (Avalon Apartments Projects) - Series 2008 (3)
              Guaranteed by Federal National Mortgage Association               10/15/40     0.44     11,030,000             A-1+
   3,600,000  Douglas County, NE IDRB
              (Phillips Manufacturing Project) - Series 2002 (3)
              LOC Wells Fargo Bank, N.A.                                        12/01/18     0.45      3,600,000             A-1+
   1,400,000  Dutches County, NY IDA
              (Marist College Civic Facilities) - Series 1998A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/28     0.25      1,400,000             A-1+
   2,100,000  Duval County HFA Mutlifamily Housing Mortgage RB
              (Camri Green Apartments) - Series 2003 (3)
              Guaranteed by Federal National Mortgage Association               11/15/36     0.39      2,100,000             A-1+
  10,000,000  Federal Home Loan Mortgage Corporation Class A
              Multi-family Certificates, Series M015 (3)
              Guaranteed by Federal Home Loan Mortgage Corporation              05/15/46     0.40     10,000,000             A-1+
   1,750,000  Florida HFA MHRB
              (Springs Colony Project) - Series 1985 FF
              Collaterized by Federal National Mortgage Association             09/15/26     0.30      1,750,000             A-1+
   1,000,000  Florida Housing Finance Corporation Housing RB
              (Heritage Pointe Apartments) - 1999 Series I-1 (3)
              Guaranteed by Federal Home Loan Mortgage Corporation              09/15/32     0.40      1,000,000             A-1+
   1,000,000  Fulton County, KY Industrial Building RB
              (The Burke-Parsons-Bowlby Corporation Project) - Series 2006 (3)
              LOC Branch Banking And Trust Company                              07/01/26     0.39      1,000,000     P-1     A-1+
  10,000,000  Gulf Coast Waste Disposal Authority Environmental Facilities RB
              (BP Products North America Inc. Project) - Series 2007  (3)       07/01/42     0.35     10,000,000  VMIG-1     A-1+
   2,500,000  Housing Finance Authority of Broward County, FL MHRB
              (Palms of Deerfield Beach Apartments) - Series 2006 (3)
              LOC Citibank, N.A.                                                08/15/38     0.50      2,500,000             A-1
   7,400,000  Housing Authority of Cobb County, GA MHRB
              (Highland Ridge Apartments Project) - Series 2008
              Guaranteed by Federal Home Loan Mortgage Corporation              07/01/41     0.32      7,400,000             A-1+
   3,000,000  Illinois Development Finance Authority MHRB
              (Butterfield Creek Associates Project) - Series 1999 (3)
              LOC La Salle National Bank, N.A.                                  04/01/39     0.75      3,000,000             A-1
   2,910,000  Illinois Development Finance Authority Pollution Control
              Refunding RB (Amoco Oil Company Project) - Series 1994            11/01/12     0.25      2,910,000   VMIG-1    A-1+
   2,575,000  Illinois Finance Authority RB
              (Riverside Health System) - Series 2004
              LOC JPMorgan Chase Bank, N.A.                                     11/15/29     0.32      2,575,000   VMIG-1    A-1+
   3,700,000  Iowa Higher Education Loan Authority Private College Facility RB
              (University of Dubuque Project) - Series 2007
              LOC Northern Trust Bank                                           04/01/35     0.30      3,700,000             A-1+
   2,700,000  Iredell County, NC Industrial Facilities and PCFA
              (Riley Technologies Project) - Series 2006 (3) (4)
              LOC Branch Banking And Trust Company                              11/01/31     0.49      2.700,000
   1,355,000  Jeffersontown, KY (Kentucky League of Cities
              Funding Trust Lease Program RB) - Series 2000
              LOC U.S. Bank, N.A.                                               03/01/30     0.30      1,355,000   VMIG-1
   4,725,000  JPMorgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2054
              Relating to the City of Chicago MHRB
              (Drexel Preservation Project))- Series 2007 (3)
              Guaranteed by Federal Housing Authority/Government National
              Mortgage Association                                              12/20/39     0.60      4,725,000   VMIG-1
   1,700,000  King George County, VA IDA RB
              (Birchwood Power Partners, L.P. Project) - Series 1995  (3)
              LOC Bank of Nova Scotia                                           11/01/25     0.40      1,700,000             A-1+
   2,400,000  La Porte County, IN EDRB (Universal Forest Products Indiana
              Limited Partnership Project) - Series 2000 (3)
              LOC Bank of America, N.A.                                         11/01/20     0.62      2,400,000     P-1     A-1+
   3,800,000  Lincoln County, NC Industrial Facilities PCFA IDRB
              (Sabo USA, Inc. Project) - Series 2007  (3)
              LOC La Salle National Bank, N.A.                                  05/01/19     0.39      3,800,000   VMIG-1
     400,000  Lincoln County, WY PCRB
              (Exxon Project) - Series 1985                                     08/01/15     0.13        400,000             A-1+
     600,000  Loudoun County, VA IDA RB
              (Howard Hughes Medical Institute Issue) - Series 2003C            02/15/38     0.18        600,000   VMIG-1    A-1+
     406,000  Marion County, FL IDA MHRB
              (Chambrel at Pinecastle Project) - Series 2002
              Guaranteed by Federal National Mortgage Association               11/15/32     0.32        406,000             A-1+
   3,680,000  Miami-Dade County IDA IDRB
              (Airbus Service Company, Inc. Project) - Series 1998A (3)
              LOC Calyon                                                        04/01/30     0.48      3,680,000             A-1+
   4,785,000  Michigan State Strategic Fund Limited Obligation RB
              (Hausbeck Pickle Company Project) - Series 2007
              LOC Federal Home Loan Bank                                        03/01/37     0.30      4,785,000   VMIG-1
   5,100,000  Mississippi Business Finance Corporation RB
              (Mississippi Power Company Project)- Series 1999 (3)              12/01/27     0.40      5,100,000     P-1     A-1+
     480,000  Mississippi Home Corporation Single Family Mortgage RB
              Wachovia Merlots Trust Series 2000YYY (3)
              Guaranteed by Government National Mortgage Association            12/01/31     1.26        480,000   VMIG-1
   3,500,000  Nevada Housing Division MHRB (Golden Apartment) - Series 2007 (3)
              LOC Federal Home Loan Mortgage Corporation                        10/01/37     0.85      3,500,000             A-1+
   5,545,000  Nevada Housing Division Multi-Unit Housing RB
              (Help Owens 2 Apartments) - Series 2007 (3)
              LOC Citibank, N.A.                                                10/01/42     0.50      5,545,000             A-1+
   2,110,000  Nevada Housing Division Multi-Unit Housing RB
              (Maryland Villas Project) - Series 1997A (3)
              LOC Federal Home Loan Bank                                        10/01/30     0.55      2,110,000             A-1+
   2,450,000  New Jersey EDA RB
              (Applewood Estates Project) - Series 2005B
              LOC TD Bank, N.A.                                                 10/01/35     0.24      2,450,000   VMIG-1    A-1+
   1,900,000  New Jersey EDA RB
              (School Facilites Construction Bonds) - Series 2006R-1
              LOC Lloyd's Bank PLC /  Bank of Nova Scotia                       09/01/31     0.28      1,900,000   VMIG-1    A-1+
   2,000,000  New Jersey EDA RB
              (Stolthaven Perth Amboy Inc. Project) - Series 1998A
              LOC Citibank, N.A.                                                01/15/18     0.12      2,000,000     P-1     A-1+
   2,000,000  New Jersey Health Care Facilites Financing Authority RB
              (AHS Hospital Corp. Issue) - Series 2008B
              LOC Bank of America, N.A.                                         07/01/36     0.20      2,000,000   VMIG-1    A-1+
   1,700,000  New Jersey Health Care Facilities Financing Authority RB
              (Saint Barnabas Health Care System Issue) - Series 2001A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/31     0.10      1,700,000   VMIG-1    A-1+
   3,500,000  New York City Housing Development Corporation
              MultiFamily Rental Housing RB
              (100 Jane Street Development) 1998 Series A  (3)
              Collaterized by Federal National Mortgage Association             09/15/28     0.30      3,500,000             A-1+
  12,000,000  New York Local Government Assistance Corporation
              (A Public Benefit Corp. of the State of New York) - Series 1995B
              LOC Bank of Nova Scotia                                           04/01/25     0.16     12,000,000   VMIG-1    A-1+
   3,100,000  New York Local Government Assistance Corporation
              (A Public Benefit Corp. of the State of New York) - Series 1995D
              LOC Societe Generale, N.A.                                        04/01/25     0.17      3,100,000   VMIG-1    A-1+
     400,000  New York State Energy Research and Development Authority Facilites RB
              (Consolidated Edison Company of New York,
              Inc. Project) -  Series 2004C - 3  (3)
              LOC Citibank, N.A.                                                11/01/39     0.38        400,000   VMIG-1    A-1+
   4,600,000  Ohio Water Development Authority, State of Ohio PCRB
              (FirstEnergy Nuclear Generation Corp. Project) - Series 2008A  (3)
              LOC Bank of Nova Scotia                                           11/01/33     0.50      4,600,000             A-1+
     500,000  Orange County, FL  Educational Facilties Authority RB
              (Rollins College Project) - Series 2001
              LOC Bank of America, N.A.                                         05/01/31     0.20        500,000   VMIG-1
   1,000,000  Orange County, FL HFA MHRB
              (Post Fountains at Lee Vista Project)- Series 1997E
              Guaranteed by Federal National Mortgage Association               06/01/25     0.34      1,000,000             A-1+
   1,200,000  Orange County, FL HFA MHRB
              (Windsor Pines Project) - Series 2000E (3)
              LOC Bank of America, N.A.                                         03/01/35     0.42      1,200,000   VMIG-1
     250,000  Orlando, FL Utilities Commission Water and Electric RB
              - Series 2002B                                                    10/01/22     1.50        250,000   VMIG-1    A-1+
     500,000  Parish of East Baton Rouge, LA PCRRB
              (Exxon Project) - Series 1989                                     11/01/19     0.13        500,000     P-1     A-1+
     500,000  Parish of Plaquemines, LA Environmental RB
              (BP Exploration and oil Inc. Project - The British Petroleum
              Company p.l.c Guarantor) - Series 1994  (3)
              LOC BP Amoco PLC                                                  10/01/24     0.35        500,000     P-1     A-1+
   2,500,000  Pennsylvania EDFA EDRB 2005 Series B-2
              (Joseph R & Nancy L DelSignore Project) (3)
              LOC PNC Bank, N.A.                                                08/01/30     0.55      2,500,000     P-1     A-1+
   1,200,000  Pennsylvania EDFA EDRB 2005 Series B-3
              (North America Communications, Inc. Project) (3)
              LOC PNC Bank, N.A.                                                08/01/12     0.55      1,200,000     P-1     A-1+
   2,000,000  Pennsylvania EDFA (National Railroad Passenger Corporation
              Amtrak Project) - Series B of 2001 (3)
              LOC JPMorgan Chase Bank, N.A.                                     11/01/41     0.40      2,000,000   VMIG-1    A-1+
   1,975,000  Port Bellingham, WA IDC Environmental Facilities Industrial RB
              (BP West Coast Products LLC Project) - Series 2003 (3)            03/01/38     0.35      1,975,000   VMIG-1    A-1+
     875,000  Redevelopment Autthority of the City of Milwaukee, WI RB
              (Palmolive Building Project)- Series A  (3) (4)
              LOC PNC Bank, N.A.                                                12/01/16     1.03        875,000
   3,500,000  Riesel, TX IDC Solid Waste Disposal RB
              (Sandy Creek Energy Associates, LP Project) - Series 2007 (3)
              LOC Credit Suisse                                                 10/01/42     0.55      3,500,000             A-1+
   1,600,000  Rockingham County, NC Industrial Facilites and PCFA IDRB
              (Eden Custom Processing, LLC Project) Series 2004 (3) (4)
              LOC Branch Banking And Trust Company                              01/01/17     0.39      1,600,000
   1,650,000  Rockingham County , NC Industrial Facilites and PCFA IDRB
              (Whiteridge Plastics, LLC Project) - Series 2003 (3) (4)
              LOC Branch Banking And Trust Company                              03/01/15     0.39      1,650,000
     770,000  Sampson County, NC Industrial Facilities and PCFA IRB
              (DuBose Strapping, Inc. Project) Series 2001 (3) (4)
              LOC JPMorgan Chase Bank, N.A.                                     01/01/12     0.39        770,000
   1,680,000  Sampson County, NC Industrial Facilities and PCFA IRB
              (DuBose Strapping, Inc. Project) Series 2003 (3) (4)
              LOC JPMorgan Chase Bank, N.A.                                     01/01/14     0.39      1,680,000
   3,665,000  South Carolina Jobs EDA EDRB
              (DCS Diversified Coating Systems, Inc. Project) - Series 2002 (3)
              LOC Branch Banking And Trust Company                              04/01/17     0.39      3,665,000   VMIG-1
   1,900,000  State of Connecticut HEFA RB
              (Gaylord Hospital Issue) - Series B
              LOC Bank of America, N.A.                                         07/01/37     0.25      1,900,000             A-1+
   3,000,000  State of Connecticut HEFA RB
              (Yale-New Haven Hospital Issue) - Series K-1
              LOC JPMorgan Chase Bank, N.A.                                     07/01/25     0.18      3,000,000   VMIG-1    A-1+
   7,900,000  State of Connecticut HEFA RB
              (Yale-New Haven Hospital Issue) - Series K-2
              LOC JPMorgan Chase Bank, N.A.                                     07/01/25     0.17      7,900,000   VMIG-1    A-1+
   2,000,000  State of Connecticut HEFA RB
              (Yale-New Haven Hospital Issue) - Series L-1
              LOC Bank of America, N.A.                                         07/01/36     0.18      2,000,000   VMIG-1    A-1+
     600,000  State of Connecticut HEFA RB
              (Yale University Issue) - Series V-2                              07/01/36     0.15        600,000   VMIG-1    A-1+
   1,000,000  State of Connecticut HEFA RB
              (Klingberg Family Centers Issue) - Series A
              LOC Allied Irish Bank PLC                                         07/01/32     0.25      1,000,000             A-1
   1,000,000  State of Connecticut HEFA RB
              (Yale University Issue) - Series U-1                              07/01/33     0.17      1,000,000   VMIG-1    A-1+
   5,500,000  State of Connecticut HEFA RB
              (Yale University Issue) - Series U-2                              07/01/33     0.17      5,500,000   VMIG-1    A-1+
     800,000  Suffolk, VA Redevelopment and Housing Authority MHRB
              (Oak Springs Apartments, LLC Project) - Series 1999
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19     0.32        800,000   VMIG-1
   5,000,000  Timnath Development Authority, RB
              (In the Town of Timnath, Colorado) - Series 2007
              LOC Compass Bank                                                  12/01/29     0.35      5,000,000             A-1
   1,040,000  Tulsa, OK Industrial Authority IDRB, Series 1998
              (Indian Health Care Resource Center of Tulsa, Inc. Project)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14     0.85      1,040,000   VMIG-1    A-1+
     265,000  University of North Carolina at Chapel Hill RB - Series 2001B     12/01/25     0.17        265,000   VMIG-1    A-1+
   4,800,000  University of North Carolina at Chapel Hill Foundation, Inc.
              COPs - Series 1989
              LOC Bank of America, N.A.                                         10/01/09     0.27      4,800,000   VMIG-1
   1,400,000  Upper Illinois River Valley Development Authority IDRB
              (Advanced Flexible Composites, Inc. Project) Series 2003-A (3) (4)
              LOC La Salle National Bank, N.A.                                  06/01/25     1.80      1,400,000
   4,055,000  Upper Illinois River Valley Development Authority IDRB
              (Georgi Holdings, LLC Project) Series 2002(3) (4)
              LOC U.S. Bank, N.A.                                               12/01/37     0.76      4,055,000
   1,640,000  Virginia Small Business Financing Authority IDRB
              (ClarkeCo, LLC Project) -  Series 2000 (3)
              LOC Branch Banking And Trust Company                              07/01/25     0.39      1,640,000   VMIG-1
   2,690,000  Volusia County, FL HFA MHRB
              (Cape Morris Cove Apartments) - 2007 Series A (3)
              LOC Federal Home Loan Bank                                        10/15/42     0.40      2,690,000   VMIG-1
   2,450,000  Volusia County, FL IDA IDRB (Intellitech Project) - Series 2007A (3)
              LOC LaSalle National Bank, N.A.                                   10/01/37     0.70      2,450,000             A-1
   2,800,000  Washington State HFC MHRB  -
              (The Seasons Apartment Project) Series 2006 (3)
              Collateralized by Federal National Mortgage Association           12/15/40     0.43      2,800,000   VMIG-1
     645,000  Washington State HFC Single-Family Program Bonds 2006 Series 2A (3)
              Guaranteed by Government National Mortgage Association/
              Federal National Mortgage Association/
              Federal Home Loan Mortgage Corporation                            12/01/09     0.60        645,000   VMIG-1
   1,900,000  West Des Moines, IA RB
              (Woodgrain Millwork, Inc Project) - Series 1995 (3)
              LOC Wells Fargo Bank, N.A.                                        04/01/10     0.52      1,900,000     P-1     A-1+
   5,000,000  West Virginia EDA Solid Waste Disposal Facilites RB (Appalachian
              Power Company- Mountaineer Project) - Series 2008B (3)
              LOC JPMorgan Chase Bank, N.A.                                     02/01/36     0.48      5,000,000   VMIG-1    A-1+
   1,200,000  Wisconsin State HEFA RB (Indian Community
              School of Milwaukee, Inc. Project) - Series 2006
              LOC JPMorgan Chase Bank, N.A.                                     12/01/36     0.35      1,200,000   VMIG-1
------------                                                                                       -------------
 307,431,000  Total Variable Rate Demand Instruments                                                 307,431,000
------------                                                                                       -------------
Variable Rate Demand Instruments - Private Placements ((5)) (2.09%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,634,000  Anaheim, CA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     1.95% $   2,634,000     P-1     A-1
   1,799,000  Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     1.95      1,799,000     P-1     A-1
   2,613,000  Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     1.95      2,613,000     P-1     A-1
   1,325,700  West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15     2.13      1,325,700     P-1     A-1+
------------                                                                                       -------------
   8,371,700  Variable Rate Demand Instruments - Private Placements                                    8,371,700
------------                                                                                       -------------
              Total Investments (102.69%) (cost $411,088,771*)                                       411,088,771
              Liabilities in excess of cash and other assets (-2.69%)                                (10,764,520)
                                                                                                   -------------
              Net Assets (100.00%)                                                                 $ 400,324,251
                                                                                                   =============
              Net Asset Value, offering and redemption price per share:
              Advantage Shares,                190,733,134 shares outstanding                      $        1.00
                                                                                                   =============
              Institutional Class,               4,180,171 shares outstanding                      $        1.00
                                                                                                   =============
              Institutional Service Shares,        347,298 shares outstanding                      $        1.00
                                                                                                   =============
              Retail Class,                    153,926,589 shares outstanding                      $        1.00
                                                                                                   =============
              Short Term Income Shares,         51,356,155 shares outstanding                      $        1.00
                                                                                                   =============

*Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.


FOOTNOTES:

FOOTNOTES:
1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize to insure or collateralize the issue.

2)   The maturity date indicated for the put bonds is the next put date.

3)   Security subject to alternative minimum tax.

4) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

5) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

      KEY:
      BAN   =  Bond Anticipation Note                           LIFERs   =   Long Inverse Floating Exempt Receipts
      COPs  =  Certificates of Participation                    LOC      =   Letter of Credit
      EDA   =  Economic Development Authority                   MHRB     =   Multi-Family Housing Revenue Bond
      EDFA  =  Economic Development Finance Authority           PCFA     =   Pollution Control Finance Authority
      EDRB  =  Economic Development Revenue Bond                PCRB     =   Pollution Control Revenue Bond
      GO    =  General Obligation                               PCRRB    =   Pollution Control Revenue Refunding Bond
      HEFA  =  Health and Education Facilities Authority        RDRB     =   Residential Development Revenue Bond
      HFA   =  Housing Finance Authority                        RB       =   Revenue Bond
      HFC   =  Housing Finance Commission                       RN       =   Revenue Note
      IDA   =  Industrial Development Authority                 ROCs     =   Reset Option Certificates
      IDC   =  Industrial Development Corporation               RRB      =   Resource Recover Bond
      IDRB  =  Industrial Development Revenue Bond              SPEARs   =   Short Puttable Exempt Receipts
      IRB   =  Industrial Revenue Bond                          TRAN     =   Tax and Revenue Anticipation Note


Note 1 - Valuation of Securities -
Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the
principal   amount  or  the  period  remaining  until  the  next  interest  rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on April 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund - Money Market Portfolio's investments as of June 30, 2009:

                                                Quoted Prices in Active    Significant Other            Significant
                                                Markets for Identical         Observable                Unobservable
                                                        Assets                  Inputs                     Inputs
      Description                                     (Level 1)                (Level 2)                  (Level 3)
      -----------                                ------------------        -----------------         ------------------
Equity securities                                $              -0-        $             -0-         $              -0-
Debt securities issued by the U.S. Treasury
  and other U.S. government corporation
  and agencies                                                  -0-              265,000,000                        -0-
Debt securities issued by states of the United
  States and political subdivisions of the states               -0-            4,316,085,951                        -0-
Debt securities issued by foreign government                    -0-                      -0-                        -0-
Corporate debt securities                                       -0-                      -0-                        -0-
Mortgage-backed securities                                      -0-                      -0-                        -0-
Other debt securities                                           -0-                      -0-                        -0-
                                                 ------------------        -----------------         ------------------
Total                                                           -0-            4,581,085,951                        -0-
                                                 ------------------        -----------------         ------------------

The following table summarizes the inputs used to value the Daily Income Fund - U.S. Treasury Portfolio's investments as of June 30, 2009:

                                                Quoted Prices in Active     Significant Other            Significant
                                                Markets for Identical          Observable                Unobservable
                                                        Assets                   Inputs                     Inputs
      Description                                     (Level 1)                 (Level 2)                  (Level 3)
      -----------                                ------------------        -----------------         ------------------
Equity securities                               $              -0-         $             -0-         $              -0-
Debt securities issued by the U.S. Treasury
  and other U.S. government corporation
  and agencies                                                 -0-             1,224,696,604                        -0-
Debt securities issued by states of the United
  States and political subdivisions of the states              -0-                       -0-                        -0-
Debt securities issued by foreign government                   -0-                       -0-                        -0-
Corporate debt securities                                      -0-                       -0-                        -0-
Mortgage-backed securities                                     -0-                       -0-                        -0-
Other debt securities                                          -0-                       -0-                        -0-
                                                ------------------         -----------------         ------------------
Total                                                          -0-             1,224,696,604                        -0-
                                                ------------------         -----------------         ------------------

The following table summarizes the inputs used to value the Daily Income Fund - U.S. Government Portfolio's investments as of June 30, 2009:

                                                Quoted Prices in Active     Significant Other            Significant
                                                Markets for Identical          Observable                Unobservable
                                                        Assets                   Inputs                     Inputs
      Description                                     (Level 1)                 (Level 2)                  (Level 3)
      -----------                                ------------------        -----------------         ------------------
Equity securities                               $              -0-         $             -0-         $              -0-
Debt securities issued by the U.S. Treasury
  and other U.S. government corporation
  and agencies                                                 -0-             1,304,032,783                        -0-
Debt securities issued by states of the United
  States and political subdivisions of the states              -0-                       -0-                        -0-
Debt securities issued by foreign government                   -0-                       -0-                        -0-
Corporate debt securities                                      -0-                       -0-                        -0-
Mortgage-backed securities                                     -0-                       -0-                        -0-
Other debt securities                                          -0-                       -0-                        -0-
                                                ------------------         -----------------         ------------------
Total                                                          -0-             1,304,032,783                        -0-
                                                ------------------         -----------------         ------------------

The following table summarizes the inputs used to value the Daily Income Fund - Municipal Portfolio's investments as of June 30, 2009:

                                                Quoted Prices in Active     Significant Other            Significant
                                                Markets for Identical          Observable                Unobservable
                                                        Assets                   Inputs                     Inputs
      Description                                     (Level 1)                 (Level 2)                  (Level 3)
      -----------                                ------------------        -----------------         ------------------
Equity securities                               $              -0-         $             -0-         $              -0-
Debt securities issued by the U.S. Treasury
  and other U.S. government corporation
  and agencies                                                 -0-                       -0-                        -0-
Debt securities issued by states of the United
  States and political subdivisions of the states              -0-               411,088,771                        -0-
Debt securities issued by foreign government                   -0-                       -0-                        -0-
Corporate debt securities                                      -0-                       -0-                        -0-
Mortgage-backed securities                                     -0-                       -0-                        -0-
Other debt securities                                          -0-                       -0-                        -0-
                                                ------------------         -----------------         ------------------
Total                                                          -0-               411,088,771                        -0-
                                                ------------------         -----------------         ------------------

For the period ended June 30, 2009, there was no Level 1 or 3 investments.

The Fund adopted Financial Accounting Standards Board Standard No. 157-4 - Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.

At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.

Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 8,305,776,028. This expense is borne by the fund.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provided coverage through April 30, 2009. The extension of the Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the fund.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the fund.

Item 2: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3: Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

                                /s/ Christine Manna
By (Signature and Title)*______________________________________________________
                                    Christine Manna, Secretary

Date: August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date:  August 26, 2009

                          /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  August 26, 2009

* Print the name and title of each signing officer under his or her signature.